Revenue (Schedule of Revenue) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Revenue [Line Items]
Total revenues	$ 871,929	$ 751,304	$ 691,796
Israel [Member]
Disclosure Of Revenue [Line Items]
Revenue from sale of electricity	657,558	603,261	593,941
Revenue from sale of steam	16,506	15,395	16,006
Others	554	6,301	8,883
Total revenues	674,618	624,957	618,830
United States [Member]
Disclosure Of Revenue [Line Items]
Revenue from sale of electricity	136,077	52,784	36,959
Revenue from provision of services	61,234	73,563	36,007
Total revenues	$ 197,311	$ 126,347	$ 72,966